Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Nov. 01, 2015
Supplement [Text Block]	jpmt2_SupplementTextBlock
U.S. EQUITY FUNDS

JPMorgan Small Cap Growth Fund

(All Shares Classes)

(a series of JPMorgan Trust II)

Supplement dated August 25, 2016

to the Prospectuses and Statement of Additional Information

dated November 1, 2015, as supplemented

Effective immediately, the JPMorgan Small Cap Growth Fund will no longer be subject to a limited offering, and all limited offering disclosure relating to the Fund is deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

JPMorgan Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
U.S. EQUITY FUNDS

JPMorgan Small Cap Growth Fund

(All Shares Classes)

(a series of JPMorgan Trust II)

Supplement dated August 25, 2016

to the Prospectuses and Statement of Additional Information

dated November 1, 2015, as supplemented

Effective immediately, the JPMorgan Small Cap Growth Fund will no longer be subject to a limited offering, and all limited offering disclosure relating to the Fund is deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE